GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 16,197
2018	12,028
2019	9,944
2020	4,861
2021	229
Thereafter	759
Net carrying amount	$ 44,018	$ 66,072	$ 16,890